Significant transactions with related parties - Additional Information (Details) $ in Thousands, € in Millions								6 Months Ended			12 Months Ended
	Dec. 06, 2024 USD ($)	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Jun. 15, 2023 EUR (€)	Jun. 15, 2022 EUR (€)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Increase in borrowings								$ 0		$ 16,207
Interest expense								$ 344		$ 388
Financing tax receivble percentage											80.00%
Percentage of financing tax receivable related to research tax credit												80.00%
State Guaranteed Loan [Member]
Disclosure of transactions between related parties [line items]
Increase in borrowings						$ 21,700	€ 18.5
BPI Refundable Advance Agreement [Member]
Disclosure of transactions between related parties [line items]
Increase in borrowings	$ 2,100	$ 1,900	$ 900
Bpifrance [Member]
Disclosure of transactions between related parties [line items]
Agreements extended maturity date								Oct. 15, 2025	Oct. 15, 2025
Bpifrance [Member] | Research Tax Credit Financings [Member]
Disclosure of transactions between related parties [line items]
Increase in borrowings | €				€ 5.3	€ 5.5
Interest expense								$ 200	€ 0.2
Bpifrance [Member] | State Guaranteed Loan [Member]
Disclosure of transactions between related parties [line items]
Loan principal payment								2,600	2.4
Bpifrance [Member] | BPI Refundable Advance Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan principal payment								0
Aggregate credit facility | €									6.4
Interest expense								$ 200	€ 0.2